Financial Risk Management Objectives and Policies - Schedule of Carrying Amount of The Group's Debt Between Fixed and Floating Rate (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Fixed interest rate [Member]
Disclosure Of Carrying Amount Of The Group Debt Between Fixed And Floating Rate [Line Items]
Borrowings	€ 5,150	€ 4,510
Floating interest rate [Member]
Disclosure Of Carrying Amount Of The Group Debt Between Fixed And Floating Rate [Line Items]
Borrowings	1,155	10
Interest rate risk [member]
Disclosure Of Carrying Amount Of The Group Debt Between Fixed And Floating Rate [Line Items]
Borrowings	6,305	4,520
Interest rate risk [member] | Fixed interest rate [Member]
Disclosure Of Carrying Amount Of The Group Debt Between Fixed And Floating Rate [Line Items]
Borrowings	5,150	4,510
Interest rate risk [member] | Floating interest rate [Member]
Disclosure Of Carrying Amount Of The Group Debt Between Fixed And Floating Rate [Line Items]
Borrowings	1,155	10
Interest rate risk [member] | Increase In Rates Pre Tax Impact [Member]
Disclosure Of Carrying Amount Of The Group Debt Between Fixed And Floating Rate [Line Items]
Borrowings	0	€ 0
Interest rate risk [member] | Decrease In Rates Pre Tax Impact [Member]
Disclosure Of Carrying Amount Of The Group Debt Between Fixed And Floating Rate [Line Items]
Borrowings	€ 4